Segment Information - Summary of Revenue Adjusted EBITDA and EBITDA (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Operating Segments [Line Items]
Revenue	$ 783,348	$ 722,238	$ 643,190
Adjusted EBITDA	(157,561)	(267,923)	(146,977)
Share-based compensation expense	(21,446)	(35,466)	(23,632)
Restructuring costs	(14,760)	(4,415)
Product recall			(1,654)
Asset impairment	(2,500)		(4,970)
Asset impairment charge and other costs related to assets held for sale		(39,581)
Asset impairment charges and other costs related to discontinued construction of production facilities	(201,560)
IPO preparation and transaction costs			(9,288)
Costs related to the YYF Transaction	(375)
Legal settlement	(9,250)
Non-controlling interests	(186)
EBITDA	(405,138)	(347,385)	(186,521)
Finance income	117,876	15,256	14,435
Finance expenses	(69,029)	(16,665)	(15,740)
Depreciation and amortization	(51,874)	(48,600)	(27,222)
Loss before tax	(408,165)	(397,394)	(215,048)
EMEA
Disclosure Of Operating Segments [Line Items]
Revenue	402,168	345,509	336,452
Americas
Disclosure Of Operating Segments [Line Items]
Revenue	250,264	223,880	179,830
Asia
Disclosure Of Operating Segments [Line Items]
Revenue	130,916	152,849	126,908
Operating Segments | EMEA
Disclosure Of Operating Segments [Line Items]
Revenue	403,893	380,449	425,912
Adjusted EBITDA	42,951	(10,298)	21,959
Share-based compensation expense	(1,781)	(4,314)	(3,780)
Restructuring costs	(1,103)	(918)
Product recall			(1,654)
Asset impairment			(4,970)
Asset impairment charges and other costs related to discontinued construction of production facilities	(158,551)
EBITDA	(118,484)	(15,530)	11,555
Operating Segments | Americas
Disclosure Of Operating Segments [Line Items]
Revenue	250,264	224,700	180,738
Adjusted EBITDA	(28,137)	(62,837)	(44,560)
Share-based compensation expense	(3,531)	(4,485)	(2,963)
Restructuring costs	(3,062)	(797)
Asset impairment charge and other costs related to assets held for sale		(39,581)
Asset impairment charges and other costs related to discontinued construction of production facilities	(43,009)
Costs related to the YYF Transaction	(375)
EBITDA	(78,114)	(107,700)	(47,523)
Operating Segments | Asia
Disclosure Of Operating Segments [Line Items]
Revenue	138,233	156,508	126,908
Adjusted EBITDA	(64,595)	(75,183)	(16,480)
Share-based compensation expense	(4,704)	(6,973)	(4,192)
Restructuring costs	(2,954)	(309)
Non-controlling interests	(186)
EBITDA	(72,439)	(82,465)	(20,672)
Unallocated Amounts
Disclosure Of Operating Segments [Line Items]
IPO preparation and transaction costs			(9,288)
Unallocated Amounts | Corporate
Disclosure Of Operating Segments [Line Items]
Adjusted EBITDA	(107,780)	(119,605)	(107,896)
Share-based compensation expense	(11,430)	(19,694)	(12,697)
Restructuring costs	(7,641)	(2,391)
Legal settlement	(9,250)
EBITDA	(136,101)	(141,690)	(129,881)
Eliminations
Disclosure Of Operating Segments [Line Items]
Revenue	(9,042)	(39,419)	(90,368)
Revenue from External Customers
Disclosure Of Operating Segments [Line Items]
Revenue	783,348	722,238	643,190
Revenue from External Customers | Operating Segments | EMEA
Disclosure Of Operating Segments [Line Items]
Revenue	402,168	345,509	336,452
Revenue from External Customers | Operating Segments | Americas
Disclosure Of Operating Segments [Line Items]
Revenue	250,264	223,880	179,830
Revenue from External Customers | Operating Segments | Asia
Disclosure Of Operating Segments [Line Items]
Revenue	130,916	152,849	126,908
Intersegment Revenue | Operating Segments | EMEA
Disclosure Of Operating Segments [Line Items]
Revenue	1,725	34,940	89,460
Intersegment Revenue | Operating Segments | Americas
Disclosure Of Operating Segments [Line Items]
Revenue		820	908
Intersegment Revenue | Operating Segments | Asia
Disclosure Of Operating Segments [Line Items]
Revenue	7,317	3,659
Intersegment Revenue | Eliminations
Disclosure Of Operating Segments [Line Items]
Revenue	$ (9,042)	$ (39,419)	$ (90,368)